EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

13. EMPLOYEE BENEFITS

The Company has a retirement savings plan, which is qualified under section 401(k) of the Code, for its employees. The plan allows eligible employees to defer, at the employee's discretion, pretax compensation up to the Internal Revenue Service annual limits. Employees become eligible to participate after completing 3 months of service. The Company is not required to contribute to this plan. Total expense for contributions made by the Company was $31 for the year ended December 31, 2013 and $35 for the year ended December 31, 2014.